Statutory Prospectus Supplement dated January 12, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2010
John Craddock	Portfolio Manager	2010
Peter Ehret	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Portfolio Manager, who has been responsible for the Fund since 2011 and has been with Invesco and/or its affiliates since 2001.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus Supplement dated January 12, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2010
John Craddock	Portfolio Manager	2010
Peter Ehret	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Portfolio Manager, who has been responsible for the Fund since 2011 and has been with Invesco and/or its affiliates since 2001.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”